Note 8 - Patents and Trademarks, net	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Disclosure Text Block [Abstract]
Intangible Assets Disclosure [Text Block]

6. Patents and Trademarks, net

Net patents and trademarks totaled $792 and $869 as of September 30, 2013 and December 31, 2012, respectively, and it primarily consists of purchased patent rights and internally developed patents.

Purchased patent rights represent the exclusive right to commercialize the bulk amorphous alloy and other amorphous alloy technology acquired from California Institute of Technology (“Caltech”), through a license agreement with Caltech and other institutions. All fees and other amounts payable by the Company for these rights and licenses have been paid or accrued in full, and no further royalties, license fees or other amounts will be payable in the future under the license agreement.

In addition to the purchased and licensed patents, the Company has internally developed patents. Internally developed patents include legal and registration costs incurred to obtain the respective patents. The Company currently holds various patents and numerous pending patent applications in the United States, as well as numerous foreign counterparts to these patents outside of the United States.

The Company amortizes capitalized patents and trademarks over an average of 10 to 17 year periods. Amortization expense for patents and trademarks was $25 and $90 for the three and nine months ended September 30, 2013, respectively. Amortization expense for patents and trademarks was $32 and $101 for the three and nine months ended September 30, 2012, respectively.

8. Patents and trademarks, net

Patents and trademarks consist of the following:

	December 31,
	2012	2011

Purchased and licensed patent rights	$566	$566
Internally developed patents	1,664	1,664
Trademarks	126	91
Total	2,356	2,321
Accumulated amortization	$(1,487)	$(1,353)
Total intangible assets, net	$869	$968

Amortization expense was $134 and $137 for the years ended December 31, 2012 and 2011, respectively.  The estimated aggregate amortization expense for each of the five succeeding years is as follows:

December 31,	Aggregate Amortization Expense
2013	117
2014	102
2015	98
2016	95
2017	82
Thereafter	375

Accumulated amortization for the years ended December 31, 2012 and 2011 is as follows:

	December 31,
	2012	2011

Purchased and licensed patent rights	$(457)	$(424)
Internally developed patents	(937)	(847)
Trademarks	(93)	(82)
Total	$(1,487)	$(1,353)

The weighted average amortization periods for the years ended December 31, 2012 and 2011 is as follows

	December 31,
	2012	2011

Purchased and licensed patent rights	17	17
Internally developed patents	17	17
Trademarks	10	10

Purchased patent rights represent the exclusive right to commercialize the bulk amorphous alloy and other amorphous alloy technology acquired from California Institute of Technology (“Caltech”), through a license agreement with Caltech and other institutions. All fees and other amounts payable by the Company for these rights and licenses have been paid or accrued in full, and no further royalties, license fees or other amounts will be payable in the future under the license agreements.

In addition to the purchased and licensed patents, the Company has internally developed patents. Internally developed patents include legal and registration costs incurred to obtain the respective patents. The Company currently holds various patents and numerous pending patent applications in the United States, as well as numerous foreign counterparts to these patents outside of the United States.